SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	1 Months Ended				0 Months Ended				1 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2013 Vimicro China	Dec. 31, 2011 Mobile business Vimicro Qingdao item	Dec. 31, 2011 Mobile business Vimicro Qingdao Vimicro China	Dec. 31, 2011 Mobile business Vimicro Qingdao Vimicro Wuxi	Dec. 31, 2011 Mobile business Vimicro Qingdao VMF Consulting Company	Jul. 31, 2012 Visiondigi	Jul. 31, 2012 Visiondigi Ningbo Sunny	Jul. 31, 2012 Visiondigi Individual Shareholders of Visiondigi item
DISCONTINUED OPERATIONS
Ownership interest percentage				100.00%		18.00%	19.00%	14.00%	18.00%
Ownership interest percentage held by two former key employees of mobile business					49.00%
Number of former key employees of mobile business who hold ownership interest in Vimicro Qingdao					2
Impairment of investments	$ 1,432								$ 16
Percentage of equity interest transferred									35.26%
Consideration from disposal of equity interest									49
Consideration from disposal of business					4,202
Investments in unconsolidated affiliates, at cost	2								16
Indirect ownership interest percentage continued to be held in discontinued operation										3.94%	2.03%
Number of individuals involved in forming majority owned consolidated subsidiaries											3
Accounts receivable and provision for doubtful accounts
Provision for doubtful accounts	$ 721	$ 21	$ 1,422